Share-based Payments, Narrative - Ariya Stock Option Exchange (Details) - shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Share-based Payments Table [Line Items]
Granted During the Year	4,076,982	3,634,183	2,796,820
Common shares [member] | PureTech LYT [Member]
Share-based Payments Table [Line Items]
Granted During the Year	2,147,965